NET LOSS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2022
NET LOSS PER SHARE
Schedule of basic loss per share and diluted loss per share

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
Loss attributable to common shares ($)	(54,691,130)	(23,117,607)
Weighted average number of shares outstanding – basic and diluted (#)	57,751,224	33,067,833
Loss per common share, basic and diluted ($)	(0.95)	(0.70)